Securities, Pledges and Guarantees (Details) ₪ in Millions	Dec. 31, 2018 ILS (₪)
Securities, Pledges And Guarantees (Textual) [Abstract]
Guarantees amount	₪ 158
Bank guarantees amount favor of third parties	109
CPI [Member]
Securities, Pledges And Guarantees (Textual) [Abstract]
Guarantees amount	32
USD exchange rate [Member]
Securities, Pledges And Guarantees (Textual) [Abstract]
Guarantees amount	₪ 37